Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	trprfi10_SupplementTextBlock
T. Rowe Price Retirement I 2015 Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated October 1, 2016

Effective December 1, 2016, the fund’s expense limitation on the fund’s operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) was reduced from 0.05% to 0.01%. On page 1, the fee table and expense example are revised as follows, to reflect the reduction of the expense limitation:

Fees and Expenses of the Fund’s I Class*

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%
Distribution and service (12b-1) fees	0.00
Other expenses	0.51	[a]
Acquired fund fees and expenses	0.46
Total annual fund operating expenses	0.97
Fee waiver/expense reimbursement	(0.50)[a,b]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.47	[a,b]

* While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).

a T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to pay the operating expenses of the fund’s I Class excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.01% of the class’ average daily net assets. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T.  Rowe Price Associates, Inc. by the fund whenever the fund’s I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.01%. The agreement may be terminated at any time beyond September 30, 2018, with approval by the fund’s Board of Directors.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$48	$215	$445	$1,104

T. Rowe Price Retirement I 2015 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi10_SupplementTextBlock
T. Rowe Price Retirement I 2015 Fund—I Class

Supplement to Prospectus and Summary Prospectus Dated October 1, 2016

Effective December 1, 2016, the fund’s expense limitation on the fund’s operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) was reduced from 0.05% to 0.01%. On page 1, the fee table and expense example are revised as follows, to reflect the reduction of the expense limitation:

Fees and Expenses of the Fund’s I Class*

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.00%
Distribution and service (12b-1) fees	0.00
Other expenses	0.51	[a]
Acquired fund fees and expenses	0.46
Total annual fund operating expenses	0.97
Fee waiver/expense reimbursement	(0.50)[a,b]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.47	[a,b]

* While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).

a T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to pay the operating expenses of the fund’s I Class excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.01% of the class’ average daily net assets. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T.  Rowe Price Associates, Inc. by the fund whenever the fund’s I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund’s I Class Operating Expenses to exceed 0.01%. The agreement may be terminated at any time beyond September 30, 2018, with approval by the fund’s Board of Directors.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$48	$215	$445	$1,104

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price Retirement I 2015 Fund-I Class | T. Rowe Price Retirement I 2015 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.51%	[1],[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[2],[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.47%	[1],[2],[3]
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	215
5 years	rr_ExpenseExampleYear05	445
10 years	rr_ExpenseExampleYear10	$ 1,104

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).
[2]	T. Rowe Price Associates, Inc. has agreed (through September 30, 2018) to pay the operating expenses of the fund's I Class excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.01% of the class' average daily net assets. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T.  Rowe Price Associates, Inc. by the fund whenever the fund's I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than three years after the payment of the I Class Operating Expenses or if such reimbursement would cause the fund's I Class Operating Expenses to exceed 0.01%. The agreement may be terminated at any time beyond September 30, 2018, with approval by the fund's Board of Directors.
[3]	Restated to reflect current fees.